Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Description of Plan [Line Items]
Description of the Plan

NOTE A – DESCRIPTION OF THE PLAN

The following description of the Ashland Employee Savings Plan (Plan) provides only general information. The information in this Note is not a Summary Plan Description or Plan document, as these terms are defined under the Employee Retirement Income Security Act of 1974 (ERISA). Instead, this information merely summarizes selected aspects of the Plan. Read the Summary Plan Description or the Plan document for more information about the Plan. The Plan document controls the terms of the Plan and supersedes any inconsistencies contained herein or in the Summary Plan Description. The Ashland Inc. Investment and Administrative Oversight Committee (the IAOC), as Plan Administrator, retains all rights to determine, interpret and apply the Plan’s terms to factual matters and matters of law. This retained discretionary authority is more particularly described in the Summary Plan Description and in the Plan document.

General

The Plan is a contributory, defined contribution plan and covers active regular employees in groups designated by Ashland, the Plan sponsor, as eligible to participate in accordance with Plan documents. The Plan is intended to qualify under sections 401(a), 401(k), and 401(m) of the Internal Revenue Code (IRC), and under section 404(c) of ERISA.

Contributions

Eligibility and Employee Contributions

Employees in designated eligible groups may immediately enroll in the Plan, regardless of the amount of Company service.

Participants may make pre-tax contributions, pursuant to the terms of the Plan and Section 401(k) of the IRC. The Plan utilizes a safe harbor design under Section 401(k)(12) of the IRC. The Plan also allows participants to make after-tax Roth 401(k) contributions. Ashland and its participating subsidiaries also make matching contributions related to participant contributions, subject to applicable limitations in the Plan and IRC. All employees are eligible for Ashland’s matching contribution immediately upon participation.

Participants may contribute from 1% to 65% of eligible compensation in whole number percentage increments. Excluding catch-up contributions, participants were limited to contributions of $23,500 in 2025. Newly hired eligible employees are automatically enrolled in the Plan for a contribution of 4%. Employees have the opportunity to elect a different amount before the automatic contributions are withheld. The contributions are invested in the Plan’s default investment option if the employee does not make a different investment election. The default investment option is the Vanguard Target Retirement Trust Fund that most closely matches the employee’s assumed retirement date, based on the employee’s age at the time of enrollment. These investments gradually become more conservative over time and are Common/Collective Trusts. The automatic enrollment rules do not apply to certain hourly paid employees.

Eligible employees who are at least age 50 by December 31 can make catch-up contributions in addition to the regular contribution. Catch-up contributions are pre-tax contributions from an eligible participant’s compensation in excess of a plan-imposed limit or the legal pre-tax contribution limit. Therefore, the eligible participant’s contributions must first reach a plan-imposed limit or the legal pre-tax contribution limit before any contributions are characterized as catch-up contributions. These employees may contribute a maximum of $7,500 as catch-up contributions for 2025. Effective January 1, 2025, if participants attain age 60, 61, 62, or 63 during the Plan Year, they are subject to a higher catch-up contribution limit as set forth under Section 414(v) of the Code and such higher limit may also be adjusted by the IRS on an annual basis.

Employer Contributions

Ashland Inc. and its participating subsidiaries contribute up to 4% of eligible compensation as a matching contribution to a participant’s contributions. Ashland’s matching contribution is $1.00 for each $1.00 the participant contributes up to the maximum participant contribution percentage. Matching contributions are calculated on a payroll by payroll basis and can be made in cash or Ashland Inc. Common Stock. If matching contributions are made directly to the Plan in common stock, then such contributions shall be invested in the Ashland Common Stock Fund and can be moved at any point thereafter by the Plan participant. All matching contributions made in cash shall be invested pursuant to the participant’s investment elections thereby mirroring the participant’s contributions. During 2025, all employer matching contributions made to the Plan were in cash.

Basic Retirement Contributions

Employees who were eligible to participate in the Plan as of December 31, 2010 and who were not eligible for future contributions under the Ashland Hercules Pension Plan (Grandfathered Employee), shall be entitled to a Basic Retirement Contribution based on a percentage of the employee’s compensation. Effective January 1, 2017, Ashland amended the plan to fix the percentage of compensation at 4%. Additionally, this amendment expanded eligibility for certain employees whose pension plan accruals were frozen and eliminated the transition contribution that was previously permitted under the Plan.

Other Contributions

Effective November 1, 2008, the Plan was amended designating the Ashland Common Stock Fund investment option as an employee stock ownership plan (ESOP). The ESOP component of the Plan allows dividends paid on Ashland Inc. Common Stock held in the fund to be passed through to participants and beneficiaries. Participants and beneficiaries may elect to have the dividends passed through and paid to them or to have the dividends reinvested. If a participant or beneficiary fails to make an affirmative election, the default is to reinvest the dividends. Dividends that are reinvested and paid into the Ashland Common Stock Fund are allocated proportionately to participants and beneficiaries on the basis of each participant’s and beneficiary’s investment in the fund and used to purchase additional units in the Ashland Common Stock Fund. Amounts allocated to the portion of the Plan that is an ESOP may still be exchanged to other investments in the Plan and other investments in the Plan may be exchanged into the ESOP component of the Plan.

Vesting

The Plan provides for immediate vesting of all employer and employee contributions regardless of the employee’s length of participation in the Plan or service with the employer. However, to preserve the qualified status of the Plan with the Internal Revenue Service (IRS), there are certain restrictions on the employee’s right to withdraw contributions and any earnings thereon while actively employed by Ashland or its subsidiaries. If a participant or beneficiary entitled to a benefit cannot be located, the vested benefit is forfeited. If such a participant or beneficiary makes a proper claim prior to the termination of the Plan, the forfeited benefit shall be restored in an amount equal to the amount forfeited, unadjusted for any gains or losses.

Voting Rights

Participants may instruct the trustee on how to vote shares of Ashland Inc. Common Stock held in their Ashland Common Stock Fund account and are notified by the trustee prior to the time such rights are to be exercised. The trustee will vote fractional shares and shares for which it received no instructions in the same proportion as the voting instructions on allocated shares received from participants. Participants may also direct the trustee on how to respond if a tender offer is made for Ashland Inc. Common Stock. If no instructions are received from a participant on a tender offer, it will be considered to be instruction to the trustee not to respond to the offer.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) Ashland’s contribution and (b) Plan earnings (losses), and charged a fixed fee for reimbursable administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Rollovers

Participants may elect to rollover amounts from other qualified plans into this Plan in accordance with the guidelines required by the Plan and the IRC.

Notes Receivable from Participants

Any participant can obtain a loan from the Plan for any reason and may hold up to two loans at any one time. Loans cannot exceed the lesser of (a) 50% of the participant’s account balance or (b) $50,000 reduced by the difference between the highest outstanding loan balance during the 12 months before the loan and the actual balance on the date of the loan. Participants’ plan accounts will be security for the loan. Each loan bears interest at rates ranging from 3.25% to 10.5% as determined by the Trustee. Loans must be repaid within five years in equal installment amounts determined by the Plan sponsor. However, loans transferred into the Plan under terms authorized under prior plans will continue to be amortized in accordance with the original terms of those loans. Loan interest compounds monthly at an annual rate equal to the prime rate on the last business day of the month before the loan is made plus 1%. Interest on the loan will be credited to the participant’s account as the loan is repaid as investment earnings. The loan repayments and the interest payments are then invested among the Plan investment options in the same percentage as the participant’s contributions. Delinquent loans are recorded as a distribution based upon the terms of the Plan document.

Loans are offset against the participant’s account and the related portion does not share in any income, expenses, gains, or losses (other than the interest on the loan) which are realized by the Plan. Loans are recorded at their unpaid principal balance, plus any accrued but unpaid interest.

Payments of Benefits

Participants may withdraw a certain portion of their account while employed. The portion that can be withdrawn depends upon whether the employee is age 59-½ and the source of funds. Only one such withdrawal is allowed in any 12-month period and the withdrawal cannot exceed the current value of the total account.

Upon termination of employment, the participant, or beneficiary in the event of death, may receive the entire value of the account in either a lump sum payment or installments paid monthly, quarterly, or annually over a limited period of time. If the total value of the account is $1,000 or less, the value of the account will be distributed in a lump sum without the participant’s consent. Effective January 1, 2025, if the total account value is greater than $1,000, but $7,000 or less, the value of the account may be distributed without the participant's consent and rolled over to an individual retirement account on behalf of the participant.

Plan Termination

Although it has not expressed any intention to do so, Ashland reserves the right, at its sole discretion, to amend, suspend, modify, interpret, discontinue, or terminate the Plan or change the funding method at any time without the requirement to give cause or consideration to any individual, subject to the provisions set forth in ERISA. No accounting treatment or funding of the Plan shall be deemed evidence of intent to limit in any way the right to amend or terminate the Plan.